Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Schedule of Movement in Intangible Assets

	2020

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	44,316	1,207	75,726	115	121,364

Accumulated amortisation and impairment		(780)	(1,797)		(2,577)

Net book value at 1 January	44,316	427	73,929	115	118,787

Differences on exchange	(824)	(3)	(2,252)	–	(3,079)

Additions

– internal development	–	–	–	142	142

– acquisitions (note 23)	36	–	39	–	75

– separately acquired	–	–	103	13	116

Reallocations	–	127	23	(150)	–

Amortisation charge	–	(121)	(338)	–	(459)

Impairment	(209)	(8)	(22)	–	(239)

31 December

Cost	43,319	1,307	73,598	120	118,344

Accumulated amortisation and impairment		(885)	(2,116)		(3,001)

Net book value at 31 December	43,319	422	71,482	120	115,343

	2019

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	46,163	1,101	78,736	125	126,125

Accumulated amortisation and impairment		(698)	(1,414)		(2,112)

Net book value at 1 January	46,163	403	77,322	125	124,013

Differences on exchange	(1,676)	(2)	(2,976)	–	(4,654)

Additions

– internal development	–	–	–	148	148

– acquisitions (note 23)	23	–	54	–	77

– separately acquired	–	–	7	6	13

Reallocations	–	134	30	(164)	–

Amortisation charge	–	(105)	(361)	–	(466)

Impairment	(194)	(3)	(147)	–	(344)

31 December

Cost	44,316	1,207	75,726	115	121,364

Accumulated amortisation and impairment		(780)	(1,797)		(2,577)

Net book value at 31 December	44,316	427	73,929	115	118,787

Schedule of Cash Generating Unit

	2020		2019

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash-generating unit

Reynolds American	32,719	7.6	33,761	7.3

Canada	2,304	19.1	2,335	19.1

Europe	5,639	6.2	4,809	6.2

South Africa	552	11.5	598	9.3

Australia	756	7.9	711	6.7

Singapore	356	9.6	599	6.4

Malaysia	232	10.3	435	7.5

Other	761	7.4	1,068	6.8

Total	43,319		44,316

Included within ‘Other’ above is goodwill arising on various acquisitions that have been allocated to multiple cash-generating units which are insignificant. The pre-tax discount rate represents the weighted average pre-tax discount rate.

Summary of Headroom and Impairment Charge Recognised if Assumptions Used in Value-in-use Calculation Changed

The table below shows the headroom and the impairment charge that would be recognised if the assumptions used in the value-in-use calculation were changed:

	Carrying amount of CGU £m	Headroom £m	Increase in discount rate(1)(2) £m	Decrease in cash flows(1)(2) £m	1% increase in terminal decline £m

			Impairment charge

Cash-generating unit

Malaysia (1)	278	–	(28)	(28)	(20)

Peru (2)	185	12	(15)	(28)	(15)

(1) Malaysia: reasonably possible changes in key assumptions that would result in additional impairment would be a 1.4% increase in the pre-tax discount rate, a 10% decrease each year in forecast cash flows or a 1% increase in terminal decline.

(2) Peru: reasonably possible changes in key assumptions that would result in impairment would be a 1.4% increase in the pre-tax discount rate, a 20% decrease in forecast cash flows reflecting a permanent loss in volumes arising from the COVID-19 pandemic or a 1% increase in terminal decline.

Schedule of Impairment Charge From Possible Change in Assumptions
Canada goodwill
%

Assumptions

Decrease in revenue by	20.5

Increase in pre-tax discount rate by	10.1